Employee Benefit Plans - Contributions Expensed (Details) - Compensation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee benefit plans
Contributions expensed	$ 4,608	$ 4,019	$ 2,199
401(k) Plan
Employee benefit plans
Contributions expensed	3,860	3,053	1,604
Profit Share Plan
Employee benefit plans
Contributions expensed	220	539	416
Provident Plan
Employee benefit plans
Contributions expensed	$ 528	$ 427	$ 179